Finance income and expense	6 Months Ended
Jun. 30, 2024
Notes and other explanatory information [abstract]
Finance income and expense

3.	Finance income and expense

	Six months ended June 30, 2024 unaudited £’000	Six months ended June 30, 2023 unaudited £’000
Finance income
Interest received on bank deposits	86	24
Other interest	2	-
Gain on equity settled derivative financial liability	751	386
Total finance income	839	410

The gain on the equity settled derivative financial liability in 1H24 and 1H23 arose as a result of the fall in the Biodexa share price.

	Six months ended June 30, 2024 unaudited £’000	Six months ended June 30, 2023 unaudited £’000
Finance expense
Interest expense on lease liabilities	11	15
Interest expense on deferred consideration	38	-
Other loans	-	7
Total finance expense	49	22